UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06711
Morgan Stanley Special Growth Fund
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: February 28, 2009
Date of reporting period: August 31, 2008
Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Special Growth Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended August 31, 2008

Total Return for the 6 Months Ended August 31, 2008

Lipper
				Russell	Small-Cap
				2000 ®	Growth
Class A	Class B	Class C	Class I+	Growth Index[1]	Funds Index[2]
–3.37%	–3.76%	–3.71%	–3.24%	8.92%	2.00%

+	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

In the six months ended August 31, 2008, the broad stock market was modestly down. Investors remained deeply concerned about the troubled financial sector, the still-falling real estate market, and rising inflation. The Federal Reserve (the “Fed”) continued to implement aggressive measures to stabilize the financial markets amid the ongoing credit crisis, including brokering the sale of failing investment bank Bear Stearns to JPMorgan Chase in March. However, with no indication that falling home values were nearing a bottom, investors anticipated further asset writedowns from Wall Street banks. Housing market woes also continued to erode consumer confidence, as did rising job losses and high prices for food and gasoline. In July, oil prices retreated from all-time highs, which did little to soothe investors’ jitters given that the ease in prices was driven by expectations for a slower global economy. Additionally, solvency issues at Fannie Mae and Freddie Mac, which together own or guarantee almost half of the country’s home loans, put another damper on investor sentiment in the final months of the period.

Despite the lackluster performance of the broad market, the small-cap stock market — and especially the small-cap growth segment (as represented by the Russell 2000® Growth Index) — rallied in July and August, advancing strongly for the six-month period overall. Although a number of reasons have been offered for the small-cap rally, most observers agreed that this short-term gain was not driven by fundamentals and therefore unlikely to sustain itself in the near term. Typically, small-cap stocks have tended to underperform in weakening economic conditions.

Performance Analysis

All share classes of Morgan Stanley Special Growth Fund underperformed the Russell 2000® Growth Index and the Lipper Small-Cap Growth Funds Index for the six months ended August 31, 2008, assuming no deduction of applicable sales charges.

Both stock selection and sector allocations drove the Fund’s underperformance relative to the Russell 2000® Growth Index for the period.

The Fund’s relative performance was hurt most by the technology sector. Here, stock selection, particularly in the communications technology, computer services software and systems, and miscellaneous technology segments, as well as an underweight allocation to the sector overall were responsible. Stock selection and a large relative overweight in the consumer discretionary sector were also large detractors for the period. Within the sector, the key areas of weakness were commercial services, textiles/apparel manufacturers, and consumer products holdings, despite better performance from positions in education services, retail, and toy companies. In the financial services sector, weak stock selection and an overweight in the sector diminished relative results, especially in real estate investment trusts, investment management companies, and miscellaneous financial companies. Further adding to the relative underperformance was security selection within the materials and processing sector, as well as stock selection and an underweight allocation in the other energy sector.

Stock selection in integrated oils was the largest positive contributor to Fund’s relative performance for the period, due to a holding in a crude oil producer, although the relative gain was slightly offset by an overweight in the sector. The avoidance of autos and transportation companies was also beneficial to relative performance.

At the end of the period, consumer discretionary represented the largest sector weight in the Fund, followed by the financial services and technology sectors. The consumer discretionary and financial services sectors were overweight relative to the Russell 2000® Growth Index, while the technology sector was underweight versus the Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 08/31/08
Techne Corp.	4.7%
Strayer Education, Inc.	4.5
Contango Oil & Gas	3.4
Greenhill & Co., Inc.	3.3
Costar Group, Inc.	3.3
GMX Resources Inc.	3.2
Riskmetrics Group, Inc.	3.0
Blue Nile Inc.	2.9
Brookfield Infrastructure LP	2.8
Eagle Materials Inc.	2.7

TOP FIVE INDUSTRIES as of 08/31/08
Biotechnology	10.6%
Other Consumer Services	9.0
Oil & Gas Production	8.7
Miscellaneous Commercial Services	7.5
Internet Retail	6.4

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in a diversified portfolio of common stocks and other equity securities of small companies with market capitalizations, at the time of purchase, within the capitalization range of securities comprising the Russell 2000® Growth Index (approximately $21 million to $7.58 billion as of May 31, 2008). The Growth Team of the Fund’s “Investment Adviser,” Morgan Stanley Investment Advisers Inc., generally seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Growth Team typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 65 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. The Growth Team generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each

Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended August 31, 2008

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 08/02/93)		(since 07/28/97)		(since 07/28/97)
Symbol	SMPAX		SMPBX		SMPCX		SMPDX
1 Year	(15.76)%[3]		(16.37)%[3]		(16.37)%[3]		(15.53)%[3]
	(20.18	) [4]	(20.56	) [4]	(17.21	) [4]	—

5 Years	7.62	[3]	6.81	[3]	6.85	[3]	7.90	[3]
	6.46	[4]	6.50	[4]	6.85	[4]	—

10 Years	3.04	[3]	2.44	[3]	2.28	[3]	3.28	[3]
	2.49	[4]	2.44	[4]	2.28	[4]	—

Since Inception	1.55	[3]	4.80	[3]	0.80	[3]	1.78	[3]
	1.06	[4]	4.80	[4]	0.80	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I (formerly Class D) has no sales charge.

(1)	The Russell 2000® Growth Index measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Small-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Small-Cap Growth Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/08 – 08/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			03/01/08 –
	03/01/08	08/31/08	08/31/08
Class A
Actual (− 3.37% return)	$1,000.00	$966.30	$9.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.58	$9.63
Class B
Actual (− 3.76% return)	$1,000.00	$962.40	$13.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.81	$13.40
Class C
Actual (− 3.71% return)	$1,000.00	$962.90	$13.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.81	$13.40
Class I @@
Actual (− 3.24% return)	$1,000.00	$967.60	$8.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.84	$8.36

@	Expenses are equal to the Fund’s annualized expense ratios of 1.89%, 2.64%, 2.64% and 1.64% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Adviser and the administrator together are referred to as the “Adviser” and the advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s total expense ratio, although higher than the peer group average, was acceptable as the management fee rate was competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund’s management fee and noted that the fee, as a percentage of the Fund’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund’s management fee would reflect economics of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Special Growth Fund
Portfolio of Investments -  August 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (93.2%)
	Apparel/Footwear Retail (2.7%)
35,466	Citi Trends Inc. (a)	$731,309
51,401	Lululemon Athletica Inc. (a)	995,637

		1,726,946

	Biotechnology (9.3%)
37,138	Alnylam Pharmaceuticals, Inc. (a)	1,101,142
25,967	Cepheid, Inc. (a)	482,986
16,194	Illumina, Inc. (a)	1,394,789
38,694	Techne Corp. (a)	2,986,016

		5,964,933

	Casino/Gaming (0.3%)
33,430	Lakes Entertainment, Inc. (a)	219,301

	Commercial Printing/ Forms (1.1%)
22,033	VistaPrint Ltd. (Bermuda) (a)	732,377

	Construction Materials (5.2%)
56,150	Eagle Materials Inc.	1,714,259
30,455	Texas Industries, Inc.	1,604,065

		3,318,324

	Electronic Production Equipment (0.8%)
21,843	Tessera Technologies, Inc. (a)	508,287

	Electronics/Appliances (0.6%)
28,989	iRobot Corp (a)	405,556

	Finance Energy (2.8%)
101,297	Brookfield Infrastructure Partners LP (Bermuda)	1,823,346

	Financial Publishing/ Services (5.5%)
24,490	Interactive Data Corp.	737,149
13,584	Morningstar, Inc. (a)	887,171
86,153	Riskmetrics Group Inc. (a)	1,913,458

		3,537,778

	Home Building (2.7%)
132,929	Brascan Residential Properties SA (Brazil)	537,424
40,551	Gafisa S.A. (ADR) (Brazil)	1,163,003

		1,700,427

	Hotels/Resorts/ Cruiselines (1.1%)
16,444	Vail Resorts, Inc. (a)	723,372

	Industrial Machinery (1.2%)
14,188	Middleby Corp. (a)	757,072

	Information Technology Services (1.5%)
41,545	HouseValues, Inc. (a)	117,157
44,866	Longtop Financial Technologies Ltd. (ADR) (Cayman Islands) (a)	820,150

		937,307

	Internet Retail (6.4%)
44,297	Blue Nile, Inc. (a)	1,844,084
33,468	Ctrip.com International Ltd. (ADR) (Cayman Islands)	1,682,771
115	DeNA Co., Ltd. (Japan) (d)	563,052

		4,089,907

	Internet Software/ Services (4.4%)
22,074	comScore Inc. (a)	450,310
45,922	GSI Commerce, Inc.	738,426
25,988	MercadoLibre Inc. (a)	802,250
33,168	Rediff.com India Ltd. (ADR) (India) (a)	203,983

See Notes to Financial Statements

Morgan Stanley Special Growth Fund
Portfolio of Investments -  August 31, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE
14,552	SINA Corp. (Cayman Islands) (a)	$620,497

		2,815,466

	Investment Banks/ Brokers (3.8%)
8,819	Climate Exchange PLC (Britain) (d)	320,529
31,907	Greenhill & Co., Inc.	2,109,053

		2,429,582

	Lodging (0.7%)
257,192	Mandarin Oriental Intl Ltd (Bermuda)	452,658

	Miscellaneous Commercial Services (7.6%)
17,303	Corporate Executive Board Co. (The)	629,829
39,550	Costar Group, Inc. (a)	2,088,636
47,235	Forrester Research, Inc. (a)	1,633,859
97,871	Information Services Group, Inc. (a)	482,504

		4,834,828

	Oil & Gas Production (8.7%)
28,017	Carrizo Oil & Gas, Inc. (a)	1,390,764
30,200	Contango Oil & Gas, Co. (a)	2,147,824
29,799	GMX Resources Inc. (a)	2,021,564

		5,560,152

	Other Consumer Services (9.0%)
42,106	Ambassadors Group, Inc.	712,434
20,669	American Public Education, Inc. (a)	923,904
13,565	Bankrate, Inc. (a)	437,607
28,673	GMarket, Inc. (ADR) (South Korea) (a)	707,936
37,817	Premier Exhibitions Inc. (a)	133,872
13,623	Strayer Education, Inc.	2,858,650

		5,774,403

	Other Transportation (1.7%)
37,864	Grupo Aeroportuario del Pacifico SA de CV (ADR) (Mexico)	1,078,745

	Packaged Software (2.2%)
26,829	Blackboard Inc. (a)	1,072,087
18,378	Netsuite, Inc. (a)	309,118

		1,381,205

	Property – Casualty Insurers (1.4%)
42,833	Greenlight Capital Re, Ltd. (Class A) (Cayman Islands) (a)	878,077

	Real Estate Development (0.4%)
5,440	Consolidated-Tomoka Land Co.	224,618
9,890	FX Real Estate And Entertainment (a)	12,560

		237,178

	Recreational Products (3.6%)
36,300	ARUZE Corp. (Japan) (d)	937,450
39,764	Marvel Entertainment, Inc. (a)	1,346,807

		2,284,257

	Restaurants (2.7%)
42,971	BJ’S Restaurants Inc. (a)	500,182
47,179	P.F. Chang’s China Bistro, Inc. (a)	1,225,710

		1,725,892

	Services to the Health Industry (3.5%)
46,049	Advisory Board Co. (The) (a)	1,423,375
26,232	AthenaHealth Inc. (a)	845,982

		2,269,357

	Specialty Stores (0.7%)
58,167	CKX, Inc. (a)	463,591

See Notes to Financial Statements

Morgan Stanley Special Growth Fund
Portfolio of Investments -  August 31, 2008 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Specialty Telecommunications (1.2%)
81,481	Cogent Communications Group, Inc. (a)	$750,440

	Wholesale Distributors (0.4%)
193,900	Integrated Distribution Services Group Ltd. (Bermuda) (c) (d)	278,841

	Total Common Stocks (Cost $65,073,550)	59,659,605

	Convertible Preferred Stock (1.3%)
	Biotechnology
69,988	Ironwood Pharmaceuticals – 144A (b) (d) (Cost $437,425)	815,360

	Non-Convertible Preferred Stocks (1.1%)
	Finance (0.6%)
51,797	Ning Inc. Ser D (d)	370,348

	Miscellaneous (0.5%)
46,575	Pacific Biosciences Ser E (d)	326,025

	Total Non-Convertible Preferred Stocks (Cost $696,373)	696,373

	Short-Term Investment (e) (4.6%)
	Investment Company
2,940	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $2,939,515)	$2,939,515

Total Investments (Cost $69,146,863) (f)	100.2%	64,110,853
Liabilities in Excess of Other Assets	(0.2)	(110,672)

Net Assets	100.0%	$64,000,181

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Resale is restricted to qualified institutional investors (Illiquid security).
(c)	Security trades on a Hong Kong exchange.
(d)	Securities with total market value equal to $3,611,605 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund’s Trustees.
(e)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,971,935 and the aggregate gross unrealized depreciation is $13,007,945, resulting in net unrealized depreciation of $5,036,010.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund
Summary of Investments -  August 31, 2008 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Biotechnology	$6,780,293	10.6%
Other Consumer Services	5,774,403	9.0
Oil & Gas Production	5,560,152	8.7
Miscellaneous Commercial Services	4,834,828	7.5
Internet Retail	4,089,907	6.4
Financial Publishing/Services	3,537,778	5.5
Construction Materials	3,318,324	5.2
Investment Company	2,939,515	4.6
Internet Software/Services	2,815,466	4.4
Investment Banks/Brokers	2,429,582	3.8
Recreational Products	2,284,257	3.6
Services to the Health Industry	2,269,357	3.5
Finance Energy	1,823,346	2.8
Apparel/Footwear Retail	1,726,946	2.7
Restaurants	1,725,892	2.7
Home Building	1,700,427	2.6
Packaged Software	1,381,205	2.2
Other Transportation	$1,078,745	1.7%
Information Technology Services	937,307	1.5
Property – Casualty Insurers	878,077	1.4
Industrial Machinery	757,072	1.2
Specialty Telecommunications	750,440	1.2
Commercial Printing/Forms	732,377	1.1
Hotels/Resorts/Cruiselines	723,372	1.1
Electronic Production Equipment	508,287	0.8
Specialty Stores	463,591	0.7
Lodging	452,658	0.7
Electronics/Appliances	405,556	0.6
Finance	370,348	0.6
Miscellaneous	326,025	0.5
Wholesale Distributors	278,841	0.4
Real Estate Development	237,178	0.4
Casino/Gaming	219,301	0.3

	$64,110,853	100.0%

See Notes to Financial Statements

Morgan Stanley Special Growth Fund
Financial Statements

Statement of Assets and Liabilities
August 31, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $66,207,348)	$61,171,338
Investments in affiliate, at value (cost $2,939,515)	2,939,515
Receivable for:
Dividends	51,454
Dividends from affiliate	6,967
Shares of beneficial interest sold	4,102
Prepaid expenses and other assets	22,210

Total Assets	64,195,586

Liabilities:
Payable for:
Investment advisory fee	50,080
Shares of beneficial interest redeemed	36,188
Transfer agent fee	29,262
Distribution fee	24,825
Administration fee	4,409
Accrued expenses and other payables	50,641

Total Liabilities	195,405

Net Assets	$64,000,181

Composition of Net Assets:
Paid-in-capital	$255,237,526
Net unrealized depreciation	(5,036,010)
Accumulated net investment loss	(246,165)
Accumulated net realized loss	(185,955,170)

Net Assets	$64,000,181

Class A Shares:
Net Assets	$42,137,799
Shares Outstanding (unlimited authorized, $.01 par value)	2,190,246
Net Asset Value Per Share	$19.24

Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$20.31

Class B Shares:
Net Assets	$14,622,808
Shares Outstanding (unlimited authorized, $.01 par value)	827,477
Net Asset Value Per Share	$17.67

Class C Shares:
Net Assets	$3,456,967
Shares Outstanding (unlimited authorized, $.01 par value)	195,691
Net Asset Value Per Share	$17.67

Class I Shares: @@
Net Assets	$3,782,607
Shares Outstanding (unlimited authorized, $.01 par value)	191,644
Net Asset Value Per Share	$19.74

@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund
Financial Statements continued

Statement of Operations
For the six months ended August 31, 2008 (unaudited)

Net Investment Loss:
Income
Dividends (net of $1,809 foreign withholding tax)	$301,664
Dividends from affiliate	38,002

Total Income	339,666

Expenses
Investment advisory fee	325,433
Distribution fee (Class A shares)	55,668
Distribution fee (Class B shares)	89,432
Distribution fee (Class C shares)	18,807
Transfer agent fees and expenses	125,858
Professional fees	29,964
Shareholder reports and notices	29,521
Administration fee	28,299
Registration fees	24,771
Custodian fees	9,918
Trustees’ fees and expenses	757
Other	8,248

Total Expenses	746,676
Less: expense offset	(205)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(1,459)

Net Expenses	745,012

Net Investment Loss	(405,346)

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	420,576
Foreign exchange transactions	(6,061)

Net Realized Gain	414,515

Net Change in Unrealized Appreciation/Depreciation	(2,291,682)

Net Loss	(1,877,167)

Net Decrease	$(2,282,513)

See Notes to Financial Statements

Morgan Stanley Special Growth Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	AUGUST 31, 2008	FEBRUARY 29, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(405,346)	$(1,217,978)
Net realized gain	414,515	5,211,231
Net change in unrealized appreciation/depreciation	(2,291,682)	(11,922,491)

Net Decrease	(2,282,513)	(7,929,238)

Net decrease from transactions in shares of beneficial interest	(7,304,434)	(25,625,625)

Net Decrease	(9,586,947)	(33,554,863)
Net Assets:
Beginning of period	73,587,128	107,141,991

End of Period (Including accumulated net investment loss of $246,165 and accumulated undistributed net investment income of $159,181, respectively)	$64,000,181	$73,587,128

See Notes to Financial Statements

Morgan Stanley Special Growth Fund
Notes to Financial Statements -  August 31, 2008 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Special Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is capital appreciation. The Fund was organized as a Massachusetts business trust on March 11, 1992 and commenced operations on August 2, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision

Morgan Stanley Special Growth Fund
Notes to Financial Statements -  August 31, 2008 (unaudited) continued

of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes on August 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in

Morgan Stanley Special Growth Fund
Notes to Financial Statements -  August 31, 2008 (unaudited) continued

other expenses in the Statement of Operations. Each of the tax years in the four year period ended August 31, 2008, remains subject to examination by taxing authorities.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.92% to the portion of the daily net assets not exceeding $1 billion; 0.85% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.80% to the portion of the daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

Morgan Stanley Special Growth Fund
Notes to Financial Statements -  August 31, 2008 (unaudited) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $22,310,591 at August 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares and Class B shares of $49 and $11,723, respectively and received $1,932 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the six months ended August 31, 2008 advisory fees paid were reduced by $1,459 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $38,002 for the six months ended August 31, 2008. During the six months ended August 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $13,147,607 and $13,068,397, respectively.

Morgan Stanley Special Growth Fund
Notes to Financial Statements -  August 31, 2008 (unaudited) continued

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2008 aggregated $11,036,970 and $18,802,513, respectively. Included in the aforementioned transactions are purchases of $5,276 and sales of $1,461,160 with other Morgan Stanley funds including net realized gains of $583,960.

For the six months ended August 31, 2008 the Fund incurred brokerage commissions of $39 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 29, 2008, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and tax adjustments on convertible preferred stock and a Grantor Trust sold by the Fund.

Morgan Stanley Special Growth Fund
Notes to Financial Statements -  August 31, 2008 (unaudited) continued

7. Shares of Beneficial Interest†††
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	AUGUST 31, 2008		FEBRUARY 29, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	154,963	$3,126,438	50,935	$1,187,782
Conversion from Class B	23,945	483,997	252,549	5,644,493
Redeemed	(198,118)	(3,959,774)	(596,500)	(13,466,964)

Net decrease – Class A	(19,210)	(349,339)	(293,016)	(6,634,689)

CLASS B SHARES
Sold	3,503	65,515	12,821	271,074
Conversion to Class A	(25,773)	(483,997)	(273,125)	(5,644,493)
Redeemed	(276,322)	(5,107,263)	(513,526)	(10,747,024)

Net decrease – Class B	(298,592)	(5,525,745)	(773,830)	(16,120,443)

CLASS C SHARES
Sold	1,204	22,894	4,640	96,304
Redeemed	(14,833)	(269,097)	(56,475)	(1,167,328)

Net decrease – Class C	(13,629)	(246,203)	(51,835)	(1,071,024)

CLASS I SHARES@@
Sold	2,413	50,277	10,718	244,966
Redeemed	(59,641)	(1,233,424)	(88,107)	(2,044,435)

Net decrease – Class I@@	(57,228)	(1,183,147)	(77,389)	(1,799,469)

Net decrease in Fund	(388,659)	$(7,304,434)	(1,196,070)	$(25,625,625)

†††	On August 25, 2005, the Fund suspended the offering of its shares to new investors, with certain exceptions. The Fund may recommence offering its shares to new investors at such time as the Investment Adviser determines that it would be consistent with prudent portfolio management to do so.
@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

8. Fair Valuation Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would

Morgan Stanley Special Growth Fund
Notes to Financial Statements -  August 31, 2008 (unaudited) continued

use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments carried at value:

FAIR VALUE MEASUREMENTS AT AUGUST 31, 2008 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$64,110,853	$60,499,248	$2,099,872	$1,511,733

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Beginning Balance	$437,425
Net purchases (sales)	696,374
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	377,934
Realized gains (losses)	—

Ending Balance	$1,511,733

Net change in unrealized appreciation/depreciation from investments still held as of August 31, 2008	$377,934

9. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB statement

Morgan Stanley Special Growth Fund
Notes to Financial Statements -  August 31, 2008 (unaudited) continued

No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not been determined.

10. Subsequent Event
Subsequent to August 31, 2008, conditions in the worldwide debt and equity markets have deteriorated significantly. These conditions have had a negative effect on the market value of the Fund’s Investments since August 31, 2008.

Morgan Stanley Special Growth Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED FEBRUARY 28,
	AUGUST 31, 2008			2008(1)		2007		2006		2005	2004(1)
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.91			$22.12		$21.21		$17.70		$15.21	$ 9.64

Income (loss) from investment operations:
Net investment loss(2)	(0.09)			(0.23)		(0.29)		(0.22)		(0.23)	(0.21)
Net realized and unrealized gain (loss)	(0.58)			(1.98)		1.20		3.73		2.72	5.78

Total income (loss) from investment operations	(0.67)			(2.21)		0.91		3.51		2.49	5.57

Net asset value, end of period	$19.24			$19.91		$22.12		$21.21		$17.70	$15.21

Total Return(3)	(3.37)		%(7)	(9.99)%		4.29%		19.83%		16.37%	57.78%
Ratios to Average Net Assets(4):
Total expenses (before expense offset)	1.89%(6	)(8)		1.79%(6)		1.77%(5)		1.77%(5)		1.79%	1.81%
Net investment loss	(0.93)		%(6)(8)	(1.01)	%(6)	(1.37)	%(5)	(1.09)	%(5)	(1.47)%	(1.66)%
Supplemental Data:
Net assets, end of period, in thousands.	$42,138			$43,992		$55,358		$63,336		$10,642	$11,026
Portfolio turnover rate	16%(7)			54%		56%		80%		99%	177%

(1)	For the year ended February 29.
(2)	The per share amounts were computed using an average number of shares outstanding during the period.
(3)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios, before expense offset, would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED	RATIO	LOSS RATIO
February 28, 2007	1.78%	(1.38)%
February 28, 2006	1.81	(1.13)

(6)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional Class during the period. The rebate had an effect of less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED FEBRUARY 28,
	AUGUST 31, 2008			2008(1)		2007		2006		2005	2004(1)
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.36			$20.55		$19.85		$16.69		$14.46	$ 9.23

Income (loss) from investment operations:
Net investment loss(2)	(0.16)			(0.37)		(0.42)		(0.33)		(0.33)	(0.29)
Net realized and unrealized gain (loss)	(0.53)			(1.82)		1.12		3.49		2.56	5.52

Total income (loss) from investment operations	(0.69)			(2.19)		0.70		3.16		2.23	5.23

Net asset value, end of period	$17.67			$18.36		$20.55		$19.85		$16.69	$14.46

Total Return(3)	(3.76)		%(7)	(10.66)%		3.53%		18.93%		15.42%	56.66%
Ratios to Average Net Assets(4):
Total expenses (before expense offset)	2.64%(6	)(8)		2.54%(6)		2.53%(5)		2.53%(5)		2.54%	2.56%
Net investment loss	(1.68)		%(6)(8)	(1.76)	%(6)	(2.13)	%(5)	(1.85)	%(5)	(2.22)%	(2.41)%
Supplemental Data:
Net assets, end of period, in thousands	$14,623			$20,675		$39,042		$58,099		$126,659	$144,850
Portfolio turnover rate	16%(7)			54%		56%		80%		99%	177%

(1)	For the year ended February 29.
(2)	The per share amounts were computed using an average number of shares outstanding during the period.
(3)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios, before expense offset, would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED	RATIO	LOSS RATIO
February 28, 2007	2.54%	(2.14)%
February 28, 2006	2.57	(1.89)

(6)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional Class during the period. The rebate had an effect of less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED FEBRUARY 28,
	AUGUST 31, 2008			2008(1)		2007		2006		2005	2004(1)
	(unaudited)

Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.35			$20.54		$19.84		$16.68		$14.43	$ 9.21

Income (loss) from investment operations:
Net investment loss.(2)	(0.16)			(0.37)		(0.42)		(0.32)		(0.32)	(0.29)
Net realized and unrealized gain (loss)	(0.52)			(1.82)		1.12		3.48		2.57	5.51

Total income (loss) from investment operations	(0.68)			(2.19)		0.70		3.16		2.25	5.22

Net asset value, end of period	$17.67			$18.35		$20.54		$19.84		$16.68	$14.43

Total Return(3)	(3.71)		%(7)	(10.66)%		3.53%		19.09%		15.37%	56.79%
Ratios to Average Net Assets(4):
Total expenses (before expense offset)	2.64%(6	)(8)		2.54%(6)		2.53%(5)		2.49%(5)		2.46%	2.56%
Net investment loss	(1.68)		%(6)(8)	(1.76)	%(6)	(2.13)	%(5)	(1.81)	%(5)	(2.14)%	(2.41)%
Supplemental Data:
Net assets, end of period, in thousands	$3,457			$3,842		$5,365		$7,540		$7,399	$7,751
Portfolio turnover rate	16%(7)			54%		56%		80%		99%	177%

(1)	For the year ended February 29.
(2)	The per share amounts were computed using an average number of shares outstanding during the period.
(3)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios, before expense offset, would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED	RATIO	LOSS RATIO
February 28, 2007	2.54%	(2.14)%
February 28, 2006	2.53	(1.85)

(6)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional Class during the period. The rebate had an effect of less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED FEBRUARY 28,
	AUGUST 31, 2008			2008(1)		2007		2006		2005	2004(1)
	(unaudited)
Class I Shares @@
Selected Per Share Data:
Net asset value, beginning of period	$20.40			$22.61		$21.62		$17.99		$15.43	$ 9.75

Income (loss) from investment operations:
Net investment loss.(2)	(0.07)			(0.18)		(0.24)		(0.18)		(0.20)	(0.18)
Net realized and unrealized gain (loss)	(0.59)			(2.03)		1.23		3.81		2.76	5.86

Total income (loss) from investment operations	(0.66)			(2.21)		0.99		3.63		2.56	5.68

Net asset value, end of period	$19.74			$20.40		$22.61		$21.62		$17.99	$15.43

Total Return(3)	(3.24)		%(7)	(9.77)%		4.58%		20.18%		16.59%	58.26%
Ratios to Average Net Assets(4):
Total expenses (before expense offset)	1.64%(6	)(8)		1.54%(6)		1.53%(5)		1.53%(5)		1.54%	1.56%
Net investment loss	(0.68)		%(6)(8)	(0.76)	%(6)	(1.13)	%(5)	(0.85)	%(5)	(1.22)%	(1.41)%
Supplemental Data:
Net assets, end of period, in thousands.	$3,782			$5,078		$7,377		$11,228		$48,418	$38,907
Portfolio turnover rate	16%(7)			54%		56%		80%		99%	177%

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
(1)	For the year ended February 29.
(2)	The per share amounts were computed using an average number of shares outstanding during the period.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios, before expense offset, would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED	RATIO	LOSS RATIO
February 28, 2007	1.54%	(1.14)%
February 28, 2006	1.57	(0.89)

(6)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio-Institutional Class during the period. The rebate had an effect of less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’

Morgan Stanley Special Growth Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2008 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
Special Growth Fund

SMPSAN
IU08-05315P-Y08/08

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a)	Refer to Item 1.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Growth Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 23, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 23, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 23, 2008

3